Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Net (decrease) increase in income before taxes	$ 920	$ 708	$ (2,929)
Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	(990)	(1,242)	2,978
Liabilities:
Total increase (decrease) in liabilities	(1,910)	(1,950)	5,907
Account balances and future policy benefit reserves | Unlocking Of Assumptions
Liabilities:
Total increase (decrease) in liabilities	(1,910)	(1,954)	5,867
Unearned Premiums | Unlocking Of Assumptions
Liabilities:
Total increase (decrease) in liabilities		4	40
DAC | Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	(849)	(1,030)	2,641
DSI | Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	$ (141)	$ (212)	$ 337